Short-term investments	12 Months Ended
Dec. 31, 2019
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Short-term investments
17. Short-term investments

	December 31,
	2018	2019
Short-term investments	2,500	—

Short-term investments consist of cash deposits held with greater than three months term to maturity. None of these investments are held with terms greater than a year.